UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2009
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Executive Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        May 13, 2009

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 03-31-09
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    62
Form 13F Information Table Value Total:     $111,737,351

List of Other Included Managers: None

    				     		                                                           <  C>
Name of Issuer                                    Class   Cusip               Market       Shares  Inv Auth Mngr    Voting Auth
3M                                                Common  88579Y101            3620113     72810     Sole                72810
AT&T                                              Common  00206R102            1643746     65228     Sole                65228
Abbott Laboratories                               Common  002824100             257485      5398     Sole                 5398
Adobe Systems                                     Common  00724F101             316572     14800     Sole                14800
Affymetrix                                        Common  00826T108             501291    153300     Sole               153300
American Tower Systems Class A                    Common  029912201            1646263     54100     Sole                54100
Anadarko Petroleum                                Common  032511107             295564      7600     Sole                 7600
Automatic Data Processing                         Common  053015103            3232962     91950     Sole                91950
BP P.L.C.                                         Common  055622104            3057906     76257     Sole                76257
Barrick Gold                                      Common  067901108             276899      8541     Sole                 8541
Berkshire Hathaway, Class B                       Common  084670207             394800       140     Sole                  140
Chevron                                           Common  166764100             478211      7112     Sole                 7112
Chubb                                             Common  171232101            3955735     93472     Sole                93472
Citrix Systems                                    Common  177376100             902204     39850     Sole                39850
Clorox                                            Common  189054109            4280047     83140     Sole                83140
Coca Cola                                         Common  191216100             630682     14350     Sole                14350
Colgate Palmolive                                 Common  194162103            2944989     49932     Sole                49932
ConocoPhillips                                    Common  20825C104            1760751     44963     Sole                44963
Dow Chemical                                      Common  260543103            1809921    214700     Sole               214700
DuPont                                            Common  263534109             318269     14253     Sole                14253
Eli Lilly                                         Common  532457108             388892     11640     Sole                11640
Emerson Electric                                  Common  291011104            1275868     44642     Sole                44642
Exxon Mobil                                       Common  30231G102            4814329     70695     Sole                70695
FPL Group                                         Common  302571104             466716      9200     Sole                 9200
General Electric                                  Common  369604103            1251305    123769     Sole               123769
General Mills                                     Common  370334104             409016      8200     Sole                 8200
Hartford Financial Services Group                 Common  416515104            1191237    151750     Sole               151750
Heartland Express                                 Common  422347104             419123     28300     Sole                28300
Hershey Foods                                     Common  427866108            2761235     79460     Sole                79460
Hubbell Class B                                   Common  443510201             218376      8100     Sole                 8100
Intel                                             Common  458140100            2749919    182962     Sole               182962
International Business Machines                   Common  459200101            1255210     12955     Sole                12955
International Flavors & Fragrances                Common  459506101            4007774    131575     Sole               131575
J.P. Morgan Chase                                 Common  46625H100             825575     31060     Sole                31060
Johnson & Johnson                                 Common  478160104            3154317     59968     Sole                59968
Marriott                                          Common  571903202             482620     29500     Sole                29500
Medco Health Solutions                            Common  58405U102            1756950     42500     Sole                42500
Medtronic                                         Common  585055106            2062016     69970     Sole                69970
Merck                                             Common  589331107            4300731    160775     Sole               160775
Microsoft                                         Common  594918104             285653     15550     Sole                15550
Newmont Mining                                    Common  651639106            4647207    103825     Sole               103825
Northern Trust                                    Common  665859104            4161558     69568     Sole                69568
PepsiCo                                           Common  713448108            2980898     57904     Sole                57904
Pfizer                                            Common  717081103             701430     51500     Sole                51500
Procter & Gamble                                  Common  742718109            5016827    106537     Sole               106537
Progress Energy                                   Common  743263105             704604     19432     Sole                19432
Questar                                           Common  748356102            1278733     43450     Sole                43450
Royal Dutchshell Class A Adr                      Common  780257804             387714      8752     Sole                 8752
Schlumberger Ltd                                  Common  806857108            1918483     47230     Sole                47230
Sigma Aldrich                                     Common  826552101            3081397     81540     Sole                81540
Staples                                           Common  855030102            2246310    124037     Sole               124037
Sysco                                             Common  871829107            2303165    101016     Sole               101016
The Scotts Company                                Common  810186106            3214330     92632     Sole                92632
Time Warner Cable                                 Common  88732J207             227305      9166     Sole                 9166
Time Warner Inc.                                  Common  887317303             706322     36597     Sole                36597
United Parcel Service                             Common  911312106            3703559     75245     Sole                75245
Verizon Communications                            Common  92343V104             709942     23508     Sole                23508
Wal-Mart Stores                                   Common  931142103             208400      4000     Sole                 4000
Walgreen                                          Common  931422109            1983084     76390     Sole                76390
Weyerhaeuser                                      Common  962166104             456669     16564     Sole                16564
Whole Foods Market                                Common  966837106             543060     32325     Sole                32325
Wyeth                                             Common  983024100            4155082     96540     Sole                96540
                                                                             111737351






























































































































































